RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS	RELATED PARTIES BALANCES AND TRANSACTIONS
24.1 – Related parties

As of December 31, 2021 and 2020 there are no outstanding balances with related parties to disclose.

During the year ended December 31, 2021 and 2020, the Company did not recognized revenues from operations with related parties.
During the year ended December 31 2019, the Company recognized revenues for 1,419, as follows:

	For the year ended December 31,
	2021	2020	2019

Morgan Stanley Investment Management Inc.(*)	—	—	1,257
Mercado Libre S.R.L.(*)	—	—	162
Total	—	—	1,419

(*) Morgan Stanley and Mercado Libre S.R.L were no longer considered a related party as of December 31, 2020. As of that date disclosure of revenues as related parties from these customers is not required.

24.2 – Compensation of key management personnel

The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2021	2020	2019

Salaries and bonuses	6,709	6,643	6,914
Total	6,709	6,643	6,914

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2019, the Company granted 4,000 share options at a strike price of $52.10.
During 2019, the Company granted 82,800, 2,400 and 2,390 restricted stock units at a grant price of $87.44, $52.10 and $69.77, respectively.
During 2020, the Company granted 88,350, 895, 740 and 52,660 restricted stock units at a grant price of $130.99, $140.00, $170.00 and $189.53, respectively.
During 2021, the Company granted 55,500, 5,000, 1,564, 540, 702 and 468 restricted stock units at grant prices of $298.47, $297.49, $267.19, $232.11, $213.57 and $328.96, respectively.